Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)	$ (59,787)	$ 91,008	$ 51,271
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(25,622)	(13,636)	(15,562)
Interest credited to policyholders' account balances	62,222	37,125	38,735
Realized investment (gains) losses, net	110,056	(57,015)	(13,514)
Amortization and other non-cash items	(2,359)	(3,906)	(271)
Change in:
Future policy benefits and other insurance liabilities	93,600	90,575	71,430
Reinsurance recoverables	(127,939)	(97,731)	(65,542)
Accrued investment income	(910)	468	(1,809)
Receivables from parent and affiliates	2,213	(6,108)	15,115
Payables to parent and affiliates	(3,569)	1,643	(5,628)
Deferred policy acquisition costs	(25)	(61,853)	(28,815)
Income taxes payable	(73,506)	10,966	4,611
Deferred sales inducements	(22,392)	(21,594)	(8,689)
Other, net	(13,260)	15,508	(8,966)
Cash flows from (used in) operating activities	(61,278)	(14,550)	32,366
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available for sale	171,016	211,850	254,335
Short-term investments	21,230	42,060	47,394
Policy loans	20,142	17,827	20,554
Commercial mortgage and other loans	27,533	28,189	10,212
Other long-term investments	1,373	1,591	846
Equity securities, available for sale	474	2,000	0
Payments for the purchase/origination of:
Fixed maturities, available for sale	(293,216)	(190,281)	(412,550)
Short-term investments	(14,899)	(21,491)	(67,219)
Policy loans	(14,130)	(15,966)	(13,030)
Commercial mortgage and other loans	(75,298)	(41,700)	(31,684)
Other long-term investments	(7,533)	(8,609)	(612)
Equity securities, available for sale	(1,347)	(158)	0
Notes receivable from parent and affiliates, net	1,334	13,926	2,907
Other	24	320	616
Cash flows from (used in) investing activities	(163,297)	39,558	(188,230)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Policyholders' account deposits	159,318	171,435	335,906
Policyholders' account withdrawals	(83,438)	(151,600)	(213,085)
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	16,859	(29,304)	(5,954)
Dividend to parent	0	0	0
Contributed capital	38,000	10	0
Affiliated asset transfers	186	0	0
Net change in financing arrangements (maturities 90 days or less)	(11,588)	39,811	1,787
Net change in long-term borrowing	44,000	0	0
Cash flows from (used in) financing activities	163,337	30,352	118,654
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(61,238)	55,360	(37,210)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	87,961	32,601	69,811
CASH AND CASH EQUIVALENTS, END OF YEAR	26,723	87,961	32,601
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid	25,000	28,842	14,375
Interest paid	$ 98	$ 4	$ 7